Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following at year end:

	2024	2023
Prepaid taxes	$60,371	$54,802
Prepaid expenses	37,979	41,020
Promotion items and related advances	16,774	21,963
Others	710	1,197
	$115,834	$118,982